UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [    ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 April 23, 2008

Report Type  (Check only one):

[ X  ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$265793

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC.                     COM              001055102    10760   165663 SH       SOLE                   164863               800
                                                              1676    25805 SH       OTHER                   20565              5240
ALCON INC COM SHS              COM              H01301102     8941    62855 SH       SOLE                    62530               325
                                                               946     6650 SH       OTHER                    6650
ALLSTATE CORP                  COM              020002101      413     8600 SH       SOLE                     8600
                                                              1442    30000 SH       OTHER                   30000
AMERICAN INTERNATIONAL GROUP I COM              026874107     7598   175668 SH       SOLE                   174748               920
                                                              1202    27784 SH       OTHER                   25998              1786
AUTOMATIC DATA                 COM              053015103     9324   219951 SH       SOLE                   218751              1200
                                                              2231    52636 SH       OTHER                   45936              6700
BANK NEW YORK MELLON COM       COM              064058100    12058   288947 SH       SOLE                   287723              1224
                                                              8980   215185 SH       OTHER                   93442            121743
BARD (C.R.) INC.               COM              067383109    11025   114365 SH       SOLE                   113735               630
                                                              1172    12155 SH       OTHER                   11955               200
CITRIX SYS INC COM             COM              177376100     6282   214200 SH       SOLE                   212875              1325
                                                               683    23270 SH       OTHER                   19220              4050
COSTCO WHOLESALE CORP NEW      COM              22160K105     8552   131632 SH       SOLE                   130932               700
                                                               923    14205 SH       OTHER                   13505               700
DENBURY RES INC COM NEW        COM              247916208     8201   287255 SH       SOLE                   285555              1700
                                                              1489    52170 SH       OTHER                   44970              7200
EBAY INC                       COM              278642103     9406   315200 SH       SOLE                   313580              1620
                                                              1185    39725 SH       OTHER                   37025              2700
ECOLAB INC                     COM              278865100     9491   218538 SH       SOLE                   217373              1165
                                                              1072    24675 SH       OTHER                   24275               400
EMC CORP-MASS                  COM              268648102     6715   468266 SH       SOLE                   465816              2450
                                                               379    26455 SH       OTHER                   26455
GENERAL ELECTRIC CO            COM              369604103     9294   251123 SH       SOLE                   249578              1545
                                                               809    21870 SH       OTHER                   21445               425
GENTEX CORP                    COM              371901109     8499   495595 SH       SOLE                   492845              2750
                                                               466    27150 SH       OTHER                   21250              5900
HARLEY-DAVIDSON INC            COM              412822108     6683   178211 SH       SOLE                   177271               940
                                                               799    21300 SH       OTHER                   17900              3400
INTEL CORP                     COM              458140100    10025   473312 SH       SOLE                   471002              2310
                                                              3420   161470 SH       OTHER                  132170             29300
JOHNSON & JOHNSON              COM              478160104     8118   125147 SH       SOLE                   124637               510
                                                              1808    27872 SH       OTHER                   21772              6100
MEDTRONIC INC                  COM              585055106    10238   211667 SH       SOLE                   210717               950
                                                              1024    21180 SH       OTHER                   20780               400
MICROCHIP TECHNOLOGY           COM              595017104     6867   209800 SH       SOLE                   208555              1245
                                                               591    18070 SH       OTHER                   17670               400
MICROSOFT CORP                 COM              594918104    12195   429692 SH       SOLE                   427402              2290
                                                              5255   185158 SH       OTHER                  151458             33700
OMNICOM GROUP INC              COM              681919106     8309   188067 SH       SOLE                   187067              1000
                                                               700    15850 SH       OTHER                   15450               400
STATE STREET CORP              COM              857477103    10261   129885 SH       SOLE                   129195               690
                                                              1081    13680 SH       OTHER                   13480               200
WALGREEN CO COM                COM              931422109     9330   244950 SH       SOLE                   243620              1330
                                                              1016    26675 SH       OTHER                   22775              3900
XTO ENERGY INC COM             COM              98385X106    14929   241338 SH       SOLE                   240151              1187
                                                              1931    31209 SH       OTHER                   29959              1250